Investments in Associates and Joint Ventures - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [abstract]
Loss from associates and joint ventures not recognized	₩ 717	₩ 992
Accumulated comprehensive loss of associates and joint ventures not recognized	₩ 9,006	₩ 8,228